Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF MAJOR RELATED PARTIES AND RELATIONSHIP

The following is a list of the major related parties and the relationship with the Company as of December 31, 2024, 2023 and 2022:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investmenr Officer and Director
Grogory L. Overholtzer	Chief Financial Officer
CHIU CHEN-CHIA	Shareholder of IEC
CHIU CHEN-TA	Shareholder of IEC
Coal Ville Holding Ltd.	Entity Controlled by Dr. Wirawan Jusuf
PT. Wiranusa Karana Mardika	Entity Controlled by Dr. Wirawan Jusuf

SCHEDULE OF RELATED PARTY RENTAL EXPENSE
	For the year ended December 31,
	2024	2023	2022
General and administrative expense	$80,364	$73,972	$-
Lease operating expense	75,253	84,253	-
	$155,617	$158,225	$-

SCHEDULE OF AMOUNT DUE TO RELATED PARTIES

As of December 31, 2024, 2023 and 2022 the amount due to related parties of the Company are listed as below:

Amount due to related parties	As of December 31,
	2024	2023	2022
PT. Wiranusa Karana Mardika	$2,687	$-	$-
	$2,687	$-	$-